John Hancock High Yield ETF Investment Strategy - John Hancock High Yield ETF	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The fund is an exchange-traded fund (ETF), which is a fund that trades like other publicly-traded securities. The fund is not an index fund. The fund is actively managed and does not seek to replicate the performance of a specified index. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S.-dollar-denominated high-yield corporate bonds. Such corporate bonds are below-investment-grade securities rated from BB+ to D by S&P Global Ratings (S&P) or by Fitch Ratings, Inc. (Fitch) or from Ba1 to D by Moody’s Investors Service, Inc. (Moody’s), or a comparable rating by any nationally recognized statistical rating organization (NRSRO), or unrated equivalents (also called junk bonds). For these purposes, corporate bonds may include but are not limited to corporate debentures and other debt securities issued by corporations. The fund’s investment policies are based on credit ratings at time of purchase. There is no limit on the fund’s average maturity. In managing the fund's portfolio, the manager focuses on a consistent portfolio construction process incorporating views on fundamental and relative value with respect to both sector allocation and securities selection, with periodic rebalancing activity designed to capture changes to the constituency of the asset class. The manager incorporates macro-economic views (top-down analysis) for both sector positioning and with respect to interest-rate risk, in each case relative to a broad-market benchmark of the asset class. The fund’s investment policies are designed to provide a portfolio with similar characteristics to those of the U.S.-based high yield corporate bond market as represented by the ICE BofA U.S. High Yield Constrained Index. The manager seeks to have a disciplined and repeatable investment approach. The fund intends to invest in a highly diversified group of corporate bonds, typically targeting over 400 positions. The fund may trade securities actively. The fund typically invests in U.S.-dollar-denominated securities, which may include both U.S. and foreign securities. The fund is expected to engage in derivatives transactions, including credit default swaps and foreign currency swaps, to reduce risk, obtain efficient market exposure, and/or enhance investment returns.